SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT TERM INVESTMENTS
Schedule of shortterm investments

The following table summarizes the Company’s short‑term investments (in thousands):

December 31, 2019	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Asset‑backed securities	$16,786	$20	$—	$16,806
Corporate bonds	67,893	55	—	67,948
	$84,679	$75	$—	$84,754

December 31, 2018	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Asset‑backed securities	$13,350	$—	$(65)	$13,285
Corporate bonds	50,975	—	(31)	50,944
	$64,325	$—	$(96)	$64,229